S000016628 [Member] Investment Objectives and Goals - Western Asset Managed Municipals Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET MANAGED MUNICIPALS FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]
The fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital.